Segment and Geographical Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Property and Equipment by Geographic Area	Property and equipment by geographic areas was as follows (in thousands):
	June 30, 2025	December 31, 2024
United States	$20	$29
Isreal	68	76
Total property and equipment	$88	$105
Property and equipment by geographic areas was as follows (in thousands):
	Years Ended December 31,
	2024	2023
United States	$29	$72
Isreal	76	57
Total property and equipment	$105	$129

Schedule of Revenue by Geographic Area

Revenue by geographic area is designated based upon the billing location of the customer as follows (in thousands):

	Six Months Ended June 30,
	2025	2024
United States	$4,490	$4,658
Israel	17	—
France	17	—
Total revenue	$4,524	$4,658